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                                                                       [LOGO]
                                                                    THE HARTFORD



July 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Registration Statements Filed on Form N-4
      Filings Pursuant to Rule 497(j) of the Securities Act of 1933

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Registrants shown in the attached Appendix hereby certify that:

     1. The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 17, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-8425.


Sincerely,

/s/ Brent Jones

Brent Jones
Paralegal



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                                    APPENDIX

         REGISTRANTS AND REGISTRATION STATEMENTS CERTIFICATION PURSUANT
                 TO RULE 497(j) UNDER THE SECURITIES ACT OF 1933

-------------------------  -------------------  -------------------  ------------------------------------------------------------
REGISTRANT                 1940 ACT #           1933 ACT #           PROSPECTUS
-------------------------  -------------------  -------------------  ------------------------------------------------------------
Hartford Life Insurance
Company Separate
Account Two                811-04732            333-101923           The Director Series VIII/VIIIR
                                                                     The BB&T Director Series III/IIIR
                                                                     AmSouth Variable Annuity Series III/IIIR
                                                                     The Director Select Series III/IIIR
                                                                     The Director Choice Series III/IIIR
                                                                     The Huntington Director Series II/IIR
                                                                     Fifth Third Director Series II/IIR
                                                                     First Horizon Director Series II/IIR
                                                                     Wells Fargo Director Series II/IIR
                                                                     Director Ultra
                                                333-105252           Director Epic Series I/IR
                                                333-101931           Nations Variable Annuity Series III/IIIR
                                                333-101934           Director Access Series II/IIR
                                                                     Director Choice Access Series II/IIR
                                                333-101938           The Director Edge Series II/IIR
                                                333-101944           The Director Plus Series II/IIR
                                                                     AmSouth Variable Annuity Plus Series II/IIR
                                                                     The Director Select Plus Series II/IIR
                                                333-105253           Director Epic Plus Series I/IR
                                                333-101950           The Director Outlook Series II/IIR
                                                                     BB&T Director Outlook Series II/IIR
                                                                     AmSouth Variable Annuity Outlook Series II/IIR
                                                                     Director Select Outlook Series II/IIR
                                                                     Huntington Director Outlook Series II/IIR
                                                                     Classic Director Outlook Series II/IIR
                                                                     First Horizon Director Outlook Series I/IR
                                                                     Wells Fargo Director Outlook Series II/IIR
                                                333-105266           Director Epic Outlook Series I/IR
-------------------------  -------------------  -------------------  ------------------------------------------------------------
Hartford Life Insurance
Company Separate
Account Three              811-08584            333-119414           The Director M
                                                                     The BB&T Director M
                                                                     AmSouth VA M
                                                                     The Director M Select
                                                                     The Huntington Director M
                                                                     Fifth Third Director M
                                                                     First Horizon Director M
                                                                     Wells Fargo Director M
                                                                     Classic Director M
                                                                     Director M Ultra
                                                333-119419           Director M Access
                                                333-119415           The Director M Edge
                                                333-119422           The Director M Plus
                                                                     AmSouth VA M Plus
                                                                     The Director M Select Plus
                                                333-119417           The Director M Outlook
                                                                     BB&T Director M Outlook
                                                                     AmSouth VA M Outlook
                                                                     The Director M Select Outlook
                                                                     Huntington Director M Outlook
                                                                     First Horizon Director M Outlook
                                                                     Wells Fargo Director M Outlook
                                                                     Classic Director M Outlook
                                                333-101927           Hartford Select Leaders Series II/IIR/III/IV
                                                333-102625           Hartford Select Leaders Outlook Series I/IR/II
-------------------------  -------------------  -------------------  ------------------------------------------------------------
Hartford Life Insurance
Company Separate
Account Seven              811-04972            333-101932           Hartford Leaders Series II/IIR/III
                                                                     Wells Fargo Leaders Series I/IR/II
                                                                     Hartford Leaders / Chase Series I/II
                                                                     Fifth Third Leaders
                                                                     Classic Hartford Leaders
                                                                     Hartford Leaders Select
                                                                     Huntington Hartford Leaders
                                                                     Hartford Select Leaders M
                                                333-104356           Hartford Leaders Epic Series I/IR
                                                333-101937           Hartford Leaders Access Series II/IIR/III
                                                333-101942           Hartford Leaders Edge Series II/IIR/III
                                                333-101948           Hartford Leaders Plus Series II/IIR/III
                                                333-105254           Hartford Leaders Epic Plus Series I/IR
                                                333-101954           Hartford Leaders Outlook Series II/IIR/III
                                                                     Nations Outlook Variable Annuity Series II/IIR/III
                                                                     Huntington Hartford Leaders Outlook Series II/IIR/III
                                                                     Classic Hartford Leaders Outlook Series II/IIR/III
                                                                     Wells Fargo Leaders Outlook Series I/IR/II
                                                                     Hartford Leaders Select Outlook
                                                                     Hartford Select Leaders M Outlook
                                                333-105270           Hartford Leaders Epic Outlook Series I/IR
-------------------------  -------------------  -------------------  ------------------------------------------------------------
Hartford Life Insurance
Company Separate
Account Ten                811-06285            333-101925           PHCM Series VIII/VIIIR
                                                333-101929           Putnam Hartford Capital Access Series II/IIR
                                                333-101940           PHCM Edge Series III/IIIR
                                                333-101946           PHCM Plus Series II/IIR
                                                333-101952           PHCM Outlook Series II/IIR
-------------------------  -------------------  -------------------  ------------------------------------------------------------